Schedule of Investments (unaudited)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.4%
Alabama — 2.0%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,828,293
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,493,995 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,739,726 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,471,226 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,320,973
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,749,820
Warrants, Series 2024, Refunding	5.250%	10/1/49	11,000,000	11,958,586
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	10,485,228
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,828,619 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,263,965
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,832,948
Total Alabama				62,973,379
Alaska — 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,600,807
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,221,277
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	806,729
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,450,664 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	775,927
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,934,693
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,186,460
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	1,012,623
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	2,056,571
Total Alaska				16,045,751
Arizona — 1.9%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,639,032
Series D	5.000%	7/1/46	1,900,000	1,911,189
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,379,428
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	994,607
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,158,050
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	769,911
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	462,773 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	657,742 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,964,617 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,998,705
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,725,026 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Intel Corp. Project	4.100%	6/15/28	$4,350,000	$4,379,877 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,732,324 (a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	768,803
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	235,714
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	461,170
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	552,873
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	1,009,045
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,033,136 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	986,939
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,312,289
Series A	5.000%	8/1/47	1,520,000	1,592,845
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,677,697
Total Arizona				59,403,792
Arkansas — 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,720,584 (c)
California — 10.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,250,267
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,748,604
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	4.430%	4/1/27	20,495,000	20,671,368 (a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,503,930 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	31,466,296 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,605,505 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,581,569 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	5,400,000	5,854,092 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	25,000,000	27,264,268 (a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,788,661
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,177,531
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,582,418
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,284,957 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	907,638 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,591,766 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,765,546 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,240,988 (d)
California State University Revenue, Systemwide, Series A, Refunding	4.000%	11/1/45	1,140,000	1,142,913
California State, GO, Various Purpose, Refunding	5.000%	10/1/45	4,750,000	5,318,822
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Statewide CDA Revenue, American Baptist Homes of the West, Refunding	5.000%	10/1/45	$1,935,000	$1,945,496
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	12,604,320
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,019,441
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,322,627
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,656,926
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,716,887
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series A, Refunding	5.000%	7/1/38	4,555,000	4,889,543
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,587,236 (c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,451,552 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,369,887 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,288,031 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,675,000	2,591,771 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,890,634
Series A, Refunding	5.000%	7/1/46	1,520,000	1,543,512
Series C	5.000%	7/1/38	760,000	797,108
Series C	5.000%	7/1/42	9,865,000	10,277,054
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,692,223
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,729,467
Series A	6.500%	11/1/39	5,515,000	7,176,212
Series B	7.000%	11/1/34	20,115,000	25,468,153
Series B	6.500%	11/1/39	9,865,000	12,836,507
Series C	6.125%	11/1/29	3,295,000	3,529,029
Series C	7.000%	11/1/34	3,795,000	4,804,953
Series C	6.500%	11/1/39	980,000	1,275,193
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2020-1, Series 2023, AGM	4.500%	9/1/53	2,300,000	2,391,257
Community Facilities District No 2023-1	5.625%	9/1/53	1,580,000	1,690,941
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/38	5,390,000	5,710,477
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,129,796
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,417,567
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A, Refunding	5.000%	4/1/48	680,000	693,194
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	3,042,517 (c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,191,187 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,225 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,489,640 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	$875,000	$917,072 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,175,851 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,237,829
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AGM	5.000%	6/1/52	190,000	190,081
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	10,885,000	11,454,188
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,203,181
Total California				338,150,904
Colorado — 2.0%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	774,633
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	668,991
Series A	5.000%	12/1/49	1,000,000	817,469
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	7,324,039
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,894,617
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,811,419
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	8,170,221
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,915,665
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,802,442
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	3,194,836
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,693,143
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,140,268
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,215,139
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,246,403 (c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,629,715 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,839,078 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,189,979
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,830,047
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	687,472
Total Colorado				62,845,576
Connecticut — 0.5%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,550,786 (c)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	3,225,000	3,534,016
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,180,335
Connecticut State, GO:
Series A	5.000%	4/15/39	1,250,000	1,336,926
Series B	4.000%	1/15/42	1,500,000	1,527,349
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	$2,920,000	$2,958,289 (d)
Total Connecticut				17,087,701
Delaware — 0.6%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,321,497
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,560,526
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,319,811
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,344,003
US 301 Project	5.000%	6/1/55	10,437,000	10,487,439
Total Delaware				19,033,276
District of Columbia — 0.9%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,193,279
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,563,579
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	6,600,000	7,069,544 (c)
Series A, Refunding	5.000%	10/1/30	8,180,000	8,858,771 (c)
Total District of Columbia				28,685,173
Florida — 6.1%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,709,760 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,586,882 (c)
Series A	5.000%	10/1/28	1,140,000	1,204,063 (c)
Series A	5.000%	10/1/45	16,700,000	16,768,908 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,760,737 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,237,350 (c)
Series B	5.000%	9/1/32	7,875,000	8,510,655 (c)
Series B	5.000%	9/1/33	6,535,000	7,057,700 (c)
Broward County, FL, School Board, COP, Series B, Refunding	5.000%	7/1/32	6,070,000	6,114,790
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,970,802
Refunding, BAM	5.250%	10/1/53	2,500,000	2,800,529
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,000,000	1,012,450
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,230,804
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,214,444
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	2,006,441
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,311,831 (d)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	$1,500,000	$1,572,109 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	2,000,000	2,121,298 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	26,150,000	27,502,930 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue:
Series A-1, Refunding	5.000%	9/1/26	10,300,000	10,528,381
Series A-1, Refunding	5.000%	9/1/27	9,360,000	9,668,252
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,528,570
Series A, Refunding	5.000%	10/1/28	380,000	384,293
Series A, Refunding	5.000%	10/1/29	2,065,000	2,088,009
Series A, Refunding	5.000%	10/1/35	3,795,000	3,829,591
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	3,035,534
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,684,183 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,871,489 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,143,355 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,283,799
Series A, Refunding	5.000%	10/1/41	5,505,000	5,599,505
Series B, Refunding	5.000%	10/1/40	2,275,000	2,321,483 (c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	5,025,651
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	9,247,947 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	7,060,229 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	5,004,272
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,362,512
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	705,186
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	969,939
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,473,605
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(f)(g)(h)
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,774,221
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,116,970
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	290,000	299,667
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,140,969
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2023	5.250%	5/1/54	1,500,000	1,558,633
Series 2024	4.800%	5/1/55	1,450,000	1,462,537 (d)
Total Florida				190,863,271
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — 1.4%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	$485,000	$510,054
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,140,526
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,292,364
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,811,056
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	220,000	226,476
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,458,081
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	893,878
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	811,963
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,562,793
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	727,809
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,296,512
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	730,123
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,555,761
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,794,586
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,568,918
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,840,714
Series A	5.000%	5/15/34	1,520,000	1,575,822
Series A	5.000%	5/15/43	1,480,000	1,537,343
Series C	5.000%	9/1/30	4,850,000	5,200,013 (a)(b)
Total Georgia				44,534,792
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	802,530
Series F, Refunding	4.000%	1/1/36	2,655,000	2,661,969
Total Guam				3,464,499
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	6,790,000	5,952,934
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/37	2,500,000	2,879,504 (i)
Total Hawaii				8,832,438
Illinois — 11.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,242,450
Series 2018	5.000%	4/1/38	910,000	933,821
Series 2018	5.000%	4/1/42	3,340,000	3,397,318
Series 2023	5.750%	4/1/48	1,500,000	1,645,960
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	622,205
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Dedicated, Series A	5.000%	12/1/38	$2,825,000	$2,890,194
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,536,536
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,709,846
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	611,937
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,333,466
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,150,226
Dedicated, Series H	5.000%	12/1/46	3,010,000	3,011,652
Series A	5.000%	12/1/35	7,870,000	8,130,074
Series A	5.000%	12/1/39	4,700,000	4,795,982
Series A	5.000%	12/1/40	2,125,000	2,159,777
Series A	5.000%	12/1/41	16,040,000	16,250,297
Series B, Refunding	5.000%	12/1/36	1,935,000	1,990,028
Series C, Refunding	5.000%	12/1/24	150,000	150,000
Series C, Refunding	5.000%	12/1/25	1,820,000	1,836,021
Series C, Refunding, AGM	5.000%	12/1/32	3,075,000	3,216,926
Series D	5.000%	12/1/46	3,225,000	3,227,307
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	13,254,023
Series A, Refunding	5.000%	1/1/28	2,670,000	2,787,875
Series A, Refunding	6.000%	1/1/38	5,655,000	5,864,359
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,731,702
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,151,724
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,445,803
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,262,896 (c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,164,300 (c)
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,950,694 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,393,826
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,502,064
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	3,201,892
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	2,030,460
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,244,157
Second Lien, Series A, AGM	5.250%	1/1/53	4,250,000	4,620,215
Second Lien, Series A, AGM	5.250%	1/1/58	6,365,000	6,913,826
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,147,978
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	782,497
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,522,536
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	802,307
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	799,434
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,781,387
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,636,277
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,099,117
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	4.000%	11/15/41	$2,845,000	$2,867,139
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/34	1,025,000	1,067,040
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	716,523
Benedictine University, Refunding	4.000%	10/1/33	545,000	465,248
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	2,920,000	2,939,673
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,271,592
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,938,590
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	800,798
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	947,591
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	789,732
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,589,304
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,530,245
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	382,353
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,580,412
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,598,498
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	1,005,870
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,996,708
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,894,510
Series A,	5.000%	1/1/42	17,075,000	17,800,962
Series A, Refunding	5.000%	1/1/37	3,900,000	4,493,188
Series A, Refunding	5.000%	1/1/39	3,500,000	3,991,485
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	605,696
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	401,344
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	598,788
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,900,000	1,928,526
Series 2016	5.000%	11/1/33	1,405,000	1,441,333
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,223,046
Series 2016, Refunding	5.000%	2/1/29	985,000	1,020,197
Series A	5.000%	3/1/34	2,000,000	2,184,125
Series A	4.000%	3/1/39	3,975,000	3,955,075
Series A	5.000%	5/1/39	2,275,000	2,357,391
Series A	5.000%	3/1/46	7,855,000	8,278,509
Series A, Refunding	5.000%	10/1/30	3,680,000	3,898,481
Series B	4.000%	12/1/37	3,500,000	3,506,036
Series B	4.250%	5/1/46	5,400,000	5,436,552
Series C	5.000%	12/1/41	9,500,000	10,371,239
Series D	5.000%	11/1/27	29,275,000	30,836,947
Series D	5.000%	11/1/28	5,700,000	5,967,690
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	775,415
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, BAM	0.000%	12/15/56	$7,500,000	$1,860,109
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	9,621,876
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	13,853,766
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	24,881,995
McCormick Place Expansion Project, Series B-1, Refunding, AGM	0.000%	6/15/47	1,000,000	388,188
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,842,487
Series A, Refunding, NATL	6.000%	7/1/29	13,340,000	14,471,203
Total Illinois				372,306,847
Indiana — 1.1%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	1,365,000	1,387,738
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,622,106
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,798,423
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	7,200,000	7,319,956
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,296,496
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,507,961
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,722,823
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,549,877
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	11,090,000	11,604,716 (c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,931,397
Total Indiana				35,741,493
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,162,361
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,312,827
Series 3	5.000%	2/1/44	2,275,000	2,280,085
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,534,253
Improvement, Series A	5.000%	9/1/45	2,275,000	2,291,141
Total Kansas				9,418,306
Kentucky — 1.5%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,065,591
Kentucky State PEA, Gas Supply Revenue, Series C	4.000%	6/1/25	34,460,000	34,543,335 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,249,827 (a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,686,593
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,202,270
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Norton Healthcare Inc., Series A	4.000%	10/1/39	$760,000	$755,775
Total Kentucky				45,503,391
Louisiana — 0.7%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,437,134
Series 2023	4.000%	4/1/53	2,850,000	2,877,798
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,639,982
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,834,543
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,415,210 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,713,042 (a)(b)
Total Louisiana				20,917,709
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,361,641
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	797,533
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,583,774
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,613,126
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	770,166
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,254,154
Total Maryland				14,380,394
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A	5.000%	1/1/54	12,000,000	13,087,264
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,147,545
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,827,977
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,900,794
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,829,666
Milford Regional Medical Center, Series F, Refunding	5.750%	7/15/43	1,140,000	1,141,298
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	969,188
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	3,084,917
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,478,547
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,705,449
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,974,833
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,518,735
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,364,991 (c)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,347,541 (c)
Series A, Refunding	5.000%	7/1/36	530,000	561,198 (c)
Series E	5.000%	7/1/46	5,505,000	5,782,986 (c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,559,504
Total Massachusetts				63,282,433
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.4%
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/38	$3,500,000	$3,999,491
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,700,346
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,452,682
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,339,086
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,108,803
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,665,594
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,326,978
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	766,263
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,184,345
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,232,348
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,997,859
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	590,000	602,866
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,810,756
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,989,839 (c)
Total Michigan				43,177,256
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	742,715
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,560,856 (c)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	2,125,000	2,163,406
Total Missouri				6,466,977
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	800,997
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	916,359
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	751,213
Nebraska State Public Power District Revenue, Series D, Refunding	5.000%	1/1/46	3,035,000	3,071,357
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,924,415
Total Nebraska				11,464,341
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	14,350,059
New Jersey — 5.1%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, Municipal Government GTD, AGM	5.000%	9/1/42	1,710,000	1,773,272
Series A, Refunding, Municipal Government GTD, BAM	5.000%	9/1/39	3,035,000	3,107,474
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,901,542 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,141,107 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	$760,000	$760,636 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,910,990
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,523,284
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,164,403
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	780,927 (c)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,127,431
State House Project, Series B	5.000%	6/15/43	2,555,000	2,664,819
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,717,807 (c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,410,627 (c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,540,297 (c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,820,489 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,752,825
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,383,441
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,412,405
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,809,872
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,368,556
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,773,665
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	7,307,501
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,715,000	3,031,698
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,476,920
Transportation Program, Series AA, Refunding	5.000%	6/15/42	11,900,000	13,327,729
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,955,927
Transportation Program, Series BB	4.000%	6/15/38	645,000	651,002
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,132,520
Transportation Program, Series BB	5.000%	6/15/50	3,795,000	4,139,750 (e)
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,385,221 (e)
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	1,905,953
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	3,088,552
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,586,821
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	3,998,350
Series C, Refunding	5.000%	1/1/44	13,750,000	15,352,448
Series G, Refunding	5.000%	1/1/36	16,905,000	17,825,798
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,766,817
Total New Jersey				160,778,876
New York — 16.9%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,530,894 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,726,449
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	$4,000,000	$3,957,471 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	5,695,000	5,839,634
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	15,860,000	15,750,430
MTA, NY, Transportation Revenue:
Green Bonds, Series A, Refunding	5.000%	11/15/51	1,520,000	1,556,193
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,486,576
Green Bonds, Series C-1, Refunding	5.250%	11/15/55	1,900,000	1,999,132
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,144,736
Green Bonds, Series E, Refunding	5.000%	11/15/29	2,275,000	2,492,545
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,872,922
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	6,377,078
Series A-2	5.000%	5/15/30	6,905,000	7,493,240 (a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,719,446
Series A	4.125%	8/1/53	5,000,000	5,031,244
Subseries A-1	5.000%	8/1/39	3,555,000	3,822,111
Subseries A-1	4.000%	8/1/40	4,555,000	4,592,570
Subseries A-1	5.000%	8/1/47	6,415,000	6,913,725
Subseries B-1	5.000%	10/1/42	2,180,000	2,331,356
Subseries D-1	5.000%	3/1/43	1,000,000	1,070,293
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,123,632
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,900,322
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,965,080
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	17,367,644
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,622,057
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	3,500,000	3,524,880
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	10,943,398
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	2,007,968
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,952,792
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,662,182
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	24,832,233
Subordinated, Subseries F-1	5.000%	2/1/45	7,000,000	7,682,018
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	11,895,322
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/30	10,000	10,831 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/32	5,000	5,415 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AGM	5.000%	10/1/34	5,000	5,415 (e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,765,900
Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	5,000	5,415 (e)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series A, Bidding Group 3	5.000%	3/15/43	$7,590,000	$7,957,988
Series E, Refunding	5.000%	3/15/34	18,975,000	19,196,032
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,639,495
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,637 (e)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,637 (e)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	7,040,000	7,327,438
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,880,441
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	13,011,708
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	7,183,955 (d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	8,799,621
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,615,000	4,575,951
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,415,745 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,422,667 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	841,015 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	9,283,856 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	7,199,488 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,254,837 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	8,023,882 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	18,312,259 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	17,750,000	18,446,762 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,395,898
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,800,000	3,036,648 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	6,400,000	6,451,510 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC	0.000%	12/31/54	2,800,000	1,879,135 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,641,964 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,120,537 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,380,392 (c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,521,257
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,887,282
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,478,518
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/34	$7,590,000	$7,699,523
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,291,204
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,877,628
Consolidated Series 218	4.000%	11/1/47	8,630,000	8,385,676 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,251,912 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,436,559 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,419,446 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	30,097,188 (j)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	3,750,000	3,991,907
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	3,245,813
General-MTA Bridges & Tunnels, Series C-2, Refunding	5.000%	11/15/42	7,810,000	8,152,055
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	6,335,000	6,784,618
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,978,415
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	828,997
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,104,443
Total New York				530,113,488
North Carolina — 0.5%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,250,000	1,256,678
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,740,000	1,725,718 (c)
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,804,042
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	959,780
Series A, Refunding	5.000%	7/1/47	2,085,000	2,111,986
Series A, Refunding	5.000%	7/1/51	6,410,000	6,459,040
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	862,195
Total North Carolina				16,179,439
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	11,710,000	9,434,987
Ohio — 1.4%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,926,149
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,567,054
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,931,880
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,267,999
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	750,102
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	7,299,762
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,069,490
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	$1,000,000	$1,049,283
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,140,000	1,064,580 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	2,810,000	2,793,931 (c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,285,000	1,278,953 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	8,934,479 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,048,664 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	438,506
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	801,223
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	1,009,103
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,791,785 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,253,972 (c)
Total Ohio				43,276,915
Oregon — 0.4%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,403,002
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,259,266 (a)(b)
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,275,728
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	880,032 (c)
Total Oregon				13,818,028
Pennsylvania — 4.1%
Allegheny County, PA, HDA Revenue:
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,194,639
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,428,287
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,612,090
Series 2018	5.000%	6/1/32	1,330,000	1,407,105
Series 2018	5.000%	6/1/34	760,000	800,525
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	740,000	740,991 (e)
Diakon Lutheran Social Ministries, Unrefunded	5.000%	1/1/38	3,770,000	3,771,351
Penn State Health	4.000%	11/1/35	760,000	770,119
Penn State Health	4.000%	11/1/37	1,520,000	1,534,615
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	1,520,000	1,587,428 (e)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,526,771
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,917,491
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,343,285 (e)
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement- Life Communities, Series C	5.000%	11/15/45	1,140,000	1,180,284
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,500,000	1,528,970 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	$1,000,000	$1,070,278
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,181,595
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,375,355 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	23,252,875 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	2,034,009
Series A-1	5.000%	12/1/42	1,900,000	1,985,521
Series A-1	5.000%	12/1/47	3,015,000	3,124,066
Series A-2	5.000%	12/1/48	8,160,000	8,551,808
Series B	5.000%	12/1/45	4,000,000	4,306,150
Series B, Refunding	5.250%	12/1/44	1,150,000	1,287,519
Series C, Refunding	4.000%	12/1/51	2,275,000	2,267,297
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,542,954 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,636,050
Series B	5.000%	2/1/37	1,820,000	1,954,858
Series B	5.000%	2/1/38	1,710,000	1,832,664
Philadelphia, PA, SD, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,080,196
Series A, State Aid Withholding	5.000%	9/1/35	910,000	919,003
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,997,029
Series A	5.000%	11/1/45	2,950,000	3,160,294
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,744,971
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,226,036
Total Pennsylvania				126,874,479
Puerto Rico — 4.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A	5.000%	7/1/25	315,000	316,851 (d)
Senior Lien, Series A	5.000%	7/1/33	600,000	637,565 (d)
Senior Lien, Series A	5.000%	7/1/37	410,000	429,586 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,345,256 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,482,975 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,733,922 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,307,953 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	37,499,285 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	177,609
Restructured, Series A-1	5.375%	7/1/25	110,752	112,002
Restructured, Series A-1	5.625%	7/1/27	219,802	230,051
Restructured, Series A-1	5.625%	7/1/29	216,236	233,428
Restructured, Series A-1	5.750%	7/1/31	210,028	234,285
Restructured, Series A-1	4.000%	7/1/33	199,162	198,568
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,730,084
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,583,850
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	4.000%	7/1/41	$1,508,900	$1,453,858
Restructured, Series A-1	4.000%	7/1/46	217,253	207,222
Subseries CW	0.000%	11/1/43	821,838	508,513 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	1,672,100 *(f)
Series A	5.000%	7/1/42	7,945,000	3,654,700 *(f)
Series A	5.050%	7/1/42	1,480,000	680,800 *(f)
Series CCC	—	7/1/21	25,000	11,437 *(k)
Series CCC	—	7/1/24	10,000	4,575 *(k)
Series CCC	—	7/1/24	760,000	347,700 *(k)
Series CCC	4.625%	7/1/25	25,000	11,500 *(f)
Series CCC	5.000%	7/1/28	475,000	218,500 *(f)
Series DDD, Refunding	—	7/1/19	15,000	6,862 *(k)
Series DDD, Refunding	—	7/1/21	330,000	150,975 *(k)
Series DDD, Refunding	—	7/1/21	2,695,000	1,232,962 *(k)
Series TT	—	7/1/17	25,000	11,437 *(k)
Series TT	—	7/1/24	90,000	41,175 *(k)
Series TT	5.000%	7/1/37	2,985,000	1,373,100 *(f)
Series XX	5.250%	7/1/40	10,665,000	4,905,900 *(f)
Series ZZ, Refunding	—	7/1/23	610,000	279,075 *(k)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	4,203,012
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	5,683,118
Restructured, Series A-1	4.550%	7/1/40	918,000	921,345
Restructured, Series A-1	4.750%	7/1/53	17,117,000	17,133,193
Restructured, Series A-1	5.000%	7/1/58	7,008,000	7,039,633
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,658,049
Restructured, Series A-2	4.329%	7/1/40	759,000	759,007
Total Puerto Rico				152,423,018
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,236,102
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,073,091
Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,891,993
Total Rhode Island				7,201,186
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.969%	3/1/31	3,750,000	3,899,043 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,819,047
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	590,435 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,256,430 (c)
Series 2018	5.000%	7/1/43	3,035,000	3,107,738 (c)
Series 2018	5.000%	7/1/48	2,085,000	2,122,042 (c)
Total South Carolina				16,794,735
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$2,105,000	$2,175,823
Tennessee — 2.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,982,355
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,773,637
Metropolitan Government of Nashville & Davidson County, TN, GO, Series C, Refunding	4.000%	1/1/43	18,205,000	18,453,995
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AGM	5.250%	7/1/48	6,000,000	6,654,617
Series A, AGM	5.250%	7/1/53	1,900,000	2,091,724
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	1,520,000	1,574,337
Subordinated, Series B, Refunding	5.000%	7/1/42	1,900,000	1,967,921
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,094,638
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,417,769 (c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,236,670 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	17,350,000	17,423,084 (a)(b)
Total Tennessee				69,670,747
Texas — 7.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,826,021
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,718,054
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,322,820 (c)
Series 2014	5.000%	11/15/44	6,450,000	6,458,102 (c)
Series 2019	5.000%	11/15/36	3,615,000	3,807,156 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,568,280 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,271,200 (c)
Series 2022	5.000%	11/15/52	1,480,000	1,547,314 (c)
Series B	5.000%	11/15/33	2,000,000	2,113,153 (c)
Series B	5.000%	11/15/44	2,655,000	2,747,715 (c)
Bexar County, TX, Hospital District, GO:
Certificates of Obligation	5.000%	2/15/40	2,350,000	2,590,478
Certificates of Obligation	5.000%	2/15/48	3,000,000	3,240,278
Castleberry, TX, ISD, GO, Series B, PSF-GTD	4.000%	2/15/49	3,090,000	3,096,842
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,663,228
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/40	1,100,000	1,221,849
Series C, Refunding	5.000%	8/15/41	4,250,000	4,698,659
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,978,230
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,500,143
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017, Refunding	5.000%	10/1/46	6,070,000	6,303,359
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	$5,710,000	$5,660,372
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	10,646,160
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,265,163
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,128,152
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,800,159 (c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	7,590,000	7,533,523
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	15,820,000	15,698,534
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B, Refunding	5.750%	7/1/27	930,000	963,699 (l)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,903,066
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	4,005,961
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,626,162 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,795,089 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	1,350,000	1,461,617 (c)(i)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	2,450,000	2,646,651 (c)(i)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,625,853 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,334,082 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,499,982 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,520,417 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,276,979
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	8/15/49	4,600,000	4,608,660
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	7,500,000	7,537,456
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	552,475 (c)
Series 2017	5.000%	11/1/36	540,000	551,038 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	2,120,000	2,120,667 (c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,605,405
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/1/54	4,565,000	4,524,464
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	5,000,000	4,831,165
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,226,960
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	785,000	778,132
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,171,474
North Texas Tollway Authority Revenue, Series A, Refunding	4.000%	1/1/39	3,795,000	3,804,676
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,298,357 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,521,523
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	3,113,203
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	$15,855,000	$16,262,952
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,998,514 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,365,330 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,799,122
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	765,447
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,407,103 (c)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,874,777
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	9,250,000	9,166,250
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,768,228
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	5,000,000	4,954,730
Total Texas				236,672,610
Utah — 0.9%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	8,103,407 (c)
Series A	5.000%	7/1/36	3,645,000	3,745,657 (c)
Series A	5.000%	7/1/37	2,655,000	2,724,895 (c)
Series A	5.250%	7/1/42	2,500,000	2,735,046 (c)
Series B	5.000%	7/1/47	1,195,000	1,225,953
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,344,885
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,869,435
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	891,088
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	922,157
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	845,000	853,483
Series 2019	4.000%	10/15/30	1,535,000	1,550,619
Series 2019	4.000%	10/15/34	760,000	759,533
Series 2019	4.000%	10/15/39	1,330,000	1,290,754
Series 2021	3.000%	10/15/45	760,000	578,322
Total Utah				29,595,234
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,989,524
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,195,723
Total Vermont				4,185,247
Virginia — 1.1%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,294,597
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	799,566
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,644,389
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	653,558
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	4.750%	7/1/53	$4,000,000	$4,221,960
Riverside Health System, Series 2023, AGM	5.250%	7/1/53	1,750,000	1,903,547
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,853,652 (c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,429,181 (c)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,531,136 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,745,227 (c)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,344,512
Series A, Refunding	5.000%	1/1/35	2,070,000	2,195,411
Total Virginia				35,616,736
Washington — 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,847,256 (c)
Series 2019	5.000%	4/1/44	3,035,000	3,140,871 (c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,682,295 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,895,547 (c)
Series C	5.000%	5/1/42	6,450,000	6,546,299 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,647,261
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	550,565
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,214,303 (a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,792,810
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	4,118,137
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	2,298,456 (d)
Total Washington				43,733,800
Wisconsin — 0.9%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,430,299
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	2,020,016
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,391,916
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	5,450,000	5,811,087
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,323,993
Village of Mount Pleasant, WI, Tax Increment Revenue:
Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,393,062
Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,412,611
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,882,812
Total Wisconsin				28,665,796

Total Municipal Bonds (Cost — $2,994,142,077)				3,022,023,847
Municipal Bonds Deposited in Tender Option Bond Trusts(m) — 5.3%
Alabama — 0.3%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series C	5.000%	5/1/55	8,000,000	8,575,294
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — 1.2%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	$19,250,000	$19,271,340
Series C	4.000%	7/1/54	19,800,000	19,669,575
Total Florida				38,940,915
New York — 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,751,406
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,741,374
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A	4.000%	3/15/45	25,000,000	25,002,783
Series A, Refunding	4.000%	3/15/41	25,000,000	25,251,305
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	32,637,966
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,559,205
Total New York				118,944,039

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $161,543,281)				166,460,248
Total Investments before Short-Term Investments (Cost — $3,155,685,358)				3,188,484,095
Short-Term Investments — 0.2%
Municipal Bonds — 0.2%
Delaware — 0.0%††
University of Delaware, DE, Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	2.000%	11/1/35	700,000	700,000 (n)(o)
Series C, Refunding, SPA - TD Bank N.A.	2.000%	11/1/37	100,000	100,000 (n)(o)
Total Delaware				800,000
Maryland — 0.0%††
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	2.000%	7/1/41	400,000	400,000 (n)(o)
Massachusetts — 0.1%
Massachusetts State DFA Revenue:
Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	1.950%	3/1/48	2,400,000	2,400,000 (n)(o)
Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	2.750%	7/1/46	100,000	100,000 (n)(o)
Total Massachusetts				2,500,000
Missouri — 0.0%††
Missouri State Health Senior Living Facilities Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	2.080%	10/1/35	100,000	100,000 (n)(o)
North Carolina — 0.1%
University of North Carolina at Chapel Hill, Series B, SPA - TD Bank N.A.	2.000%	2/15/31	1,620,000	1,620,000 (n)(o)
Pennsylvania — 0.0%††
Philadelphia, PA, Authority for Industrial Development, Gift of Life Donor Program Project, LOC - TD Bank N.A.	2.860%	12/1/34	100,000	100,000 (n)(o)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — continued
Pennsylvania — continued
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding, LOC - TD Bank N.A.	2.860%	8/1/31	$100,000	$100,000 (n)(o)
Total Pennsylvania				200,000

Total Short-Term Investments (Cost — $5,620,000)				5,620,000
Total Investments — 101.9% (Cost — $3,161,305,358)				3,194,104,095
TOB Floating Rate Notes — (3.0)%				(92,625,000)
Other Assets in Excess of Other Liabilities — 1.1%				32,469,301
Total Net Assets — 100.0%				$3,133,948,396

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	The coupon payment on this security is currently in default as of November 30, 2024.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	The maturity principal is currently in default as of November 30, 2024.
(l)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(m)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(n)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	774	3/25	$95,930,634	$98,443,125	$2,512,491
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$3,022,023,841	$6	$3,022,023,847
Municipal Bonds Deposited in Tender Option Bond Trusts	—	166,460,248	—	166,460,248
Total Long-Term Investments	—	3,188,484,089	6	3,188,484,095
Short-Term Investments†	—	5,620,000	—	5,620,000
Total Investments	—	$3,194,104,089	$6	$3,194,104,095
Other Financial Instruments:
Futures Contracts††	$2,512,491	—	—	$2,512,491
Total	$2,512,491	$3,194,104,089	$6	$3,196,616,586

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Managed Municipals Fund 2024 Quarterly Report